Document and Entity Information	6 Months Ended
Apr. 30, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Apr. 30, 2013
Trading Symbol	ZQK
Entity Registrant Name	QUIKSILVER INC
Entity Central Index Key	0000805305
Entity Filer Category	Accelerated Filer